Borrowings, Carrying Amount and Fair Values (Details)	6 Months Ended
Jun. 30, 2026
Bottom of Range [Member]
Carrying amounts and fair values [Abstract]
Borrowings and sales and leaseback liabilities floating rate re-priceable intervals	1 month
Top of Range [Member]
Carrying amounts and fair values [Abstract]
Borrowings and sales and leaseback liabilities floating rate re-priceable intervals	3 months